Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

Note 28

Interests in subsidiaries and other entities

(continued)
b) Interests in associates and joint ventures
As of

31 December

2023 and

31 December

2022, no

associate or

joint venture

was

individually

material to

UBS AG.
Also, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries as cash dividends or

to repay loans or advances

made. There were no quoted market

prices for any associates
or joint ventures of UBS AG.

Investments in associates and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 1,101 1,243
Additions 1 3
Reclassifications 0 (44)
Share of comprehensive income (180) (41)
of which: share of net profit / (loss)
1
(163) 32
of which: share of other comprehensive income
2
(17) (73)
Share of changes in retained earnings (1) 0
Dividends received (35) (31)
Foreign currency translation 97 (30)
Carrying amount at the end of the year 983 1,101
of which: associates 980 1,098
of which: SIX Group AG, Zurich
3
826 954
of which: other associates 154 144
of which: joint ventures 3 3
1 For 2023, consists of negative USD 163 m from associates (for 2022, consists of USD 27 m from associates and USD 5
m from joint ventures).

2 For 2023, consists of negative USD
17 m from associates (for 2022,
consists of negative USD 73
m from associates).

3 In 2023, UBS AG’s legal equity interest amounted to
17%. UBS AG is represented on the Board of Directors.